Summary of Income Tax Expense Attributable to Income From Continuing Operation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax and social contribution
Current taxes	R$ (77,060)	R$ 115,706	R$ (906,080)
Deferred taxes (Note 10)	69,041	3,159,241	(192,542)
Total	R$ (8,019)	R$ 3,274,947	R$ (1,098,622)